Loss per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share

Basic and diluted net loss per share for each of the years presented are calculated as follows:

	For the Year Ended December 31,
	2017	2018	2019
	US$	US$	US$
	(in thousands, except per share data)
Net loss:	(36,649)	(66,529)	(9,901)
Accretion on Series A preferred shares redemption value	(96)	—	—
Accretion on Series B preferred shares redemption value	(540)	—	—
Accretion on Series C preferred shares redemption value	(2,232)	—	—
Deemed dividend to Series C convertible redeemable preferred shares at modification of Series C convertible redeemable preferred shares	—	—	—
Deemed dividend to Series C convertible redeemable preferred shares upon Initial Public Offering	(82,034)	—	—
Net loss attributable to ordinary shareholders	(121,551)	(66,529)	(9,901)
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(121,551)	(66,529)	(9,901)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	49,054,201	65,199,459	67,590,078
Loss per share attributable to ordinary shareholders
—basic and diluted	(2.48)	(1.02)	(0.15)